Securities - Summary of Profit or Loss Recognized on FVOCI Securities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Total	$ 9	$ 34	$ (35)
IFRS9 [member]
Disclosure of financial assets [line items]
Realized gains	30	40	56
Realized losses	(1)	(2)	(13)
Provision for credit losses on debt securities	(8)	(3)	(78)
Total	$ 21	$ 35	$ (35)